Mortgage Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company's mortgage notes payable as of September 30, 2016 and December 31, 2015 consisted of the following:

		Outstanding Loan Amount as of		Effective Interest Rate as of
Portfolio	Encumbered Properties	September 30, 2016	December 31, 2015	September 30, 2016		December 31, 2015		Interest Rate	Maturity	Anticipated Repayment
		(In thousands)	(In thousands)
SAAB Sensis I	1	$7,930	$8,190	6.01%		6.01%		Fixed	Apr. 2025	Apr. 2025
SunTrust Bank II	30	25,000	25,000	5.50%		5.50%		Fixed	Jul. 2031	Jul. 2021
C&S Wholesale Grocer I	4	82,313	82,313	5.56%		5.56%		Fixed	Apr. 2037	Apr. 2017
SunTrust Bank III	115	89,493	99,677	5.50%		5.50%		Fixed	Jul. 2031	Jul. 2021
SunTrust Bank IV	27	21,243	25,000	5.50%		5.50%		Fixed	Jul. 2031	Jul. 2021
Sanofi US I	1	125,000	125,000	5.16%		5.16%		Fixed	Jul. 2026	Jan. 2021
Stop & Shop I	4	38,444	38,936	5.63%		5.63%		Fixed	Jun. 2041	Jun. 2021
Multi-Tenant Mortgage Loan	268	649,532	649,532	4.36%		4.36%		Fixed	Sep. 2020	Sep. 2020
Gross mortgage notes payable	450	1,038,955	1,053,648	4.76%	(1)	4.77%	(1)
Deferred financing costs, net of accumulated amortization		(16,611)	(20,066)
Mortgage notes payable, net of deferred financing costs		$1,022,344	$1,033,582
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(1)	Calculated on a weighted-average basis for all mortgages outstanding as of the dates indicated.

The Company's mortgage notes payable as of December 31, 2015 and 2014 consisted of the following:

		Outstanding Loan Amount as of		Effective Interest Rate as of
		December 31,		December 31,
Portfolio	Encumbered Properties	2015	2014	2015		2014		Interest Rate	Maturity		Anticipated Repayment
		(In thousands)	(In thousands)
SAAB Sensis I	1	$8,190	$8,519	6.01%		6.01%		Fixed	Apr. 2025		Apr. 2025
SunTrust Bank II	30	25,000	25,000	5.50%		5.50%		Fixed	Jul. 2031		Jul. 2021
C&S Wholesale Grocer I	4	82,313	82,313	5.56%		5.56%		Fixed	Apr. 2037		Apr. 2017
SunTrust Bank III	121	99,677	99,677	5.50%		5.50%		Fixed	Jul. 2031		Jul. 2021
SunTrust Bank IV	30	25,000	25,000	5.50%		5.50%		Fixed	Jul. 2031		Jul. 2021
Sanofi US I - Original Loan	—	—	190,000	—%		5.83%		Fixed	Dec. 2015	(2)	Dec. 2015
Sanofi US I - New Loan	1	125,000	—	5.16%		—%		Fixed	Jul. 2026	(2)	Jan. 2021
Stop & Shop I	4	38,936	39,570	5.63%		5.63%		Fixed	Jun. 2041		Jun. 2021
Multi-Tenant Mortgage Loan	268	649,532	—	4.36%		—%		Fixed	Sep. 2020		Sep. 2020
Total Mortgage Notes Payable	459	$1,053,648	$470,079	4.77%	(1)	5.66%	(1)
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(1)	Calculated on a weighted-average basis for all mortgages outstanding as of the dates indicated.

(2)	The Company refinanced the Sanofi US I portfolio in December 2015 with a new loan from Ladder Capital Finance LLC.

Schedule of Maturities of Long-term Debt
The following table summarizes the scheduled aggregate principal payments on mortgage notes payable based on stated maturity dates for the five years subsequent to September 30, 2016 and thereafter:

(In thousands)	Future Principal Payments
October 1, 2016 to December 31, 2016	$262
2017	1,080
2018	1,143
2019	1,211
2020	650,808
Thereafter	384,451
$1,038,955

The following table summarizes the scheduled aggregate principal payments on mortgage notes payable based on stated maturity dates for the five years subsequent to December 31, 2015:

(In thousands)	Future Principal Payments
2016	$1,014
2017	1,080
2018	1,143
2019	1,211
2020	650,808
Thereafter	398,392
$1,053,648